UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             May 7, 2009
   Signature			  City, State			   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    27
Form 13F Information Table Value Total:              $ 81,677
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/09



                        TITLE                    VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------      ------    ---------  --------  ---  ----  ------- --------  --------  ------   ----

ADOBE SYS INC	     COMM STK	     00724F101	3,209	  150,000   SH		SOLE		   150,000   0	      0
AKAMAI
  TECHNOLOGIES INC   COMM STK	     00971T101	3,880	  200,000   SH		SOLE		   200,000   0	      0
ARIBA INC	     COMM STK	     04033V203	3,274	  375,000   SH		SOLE		   375,000   0        0
APPLE COMPUTER	     COMM STK	     037833100	2,628	   25,000   SH		SOLE		    25,000   0	      0
BAIDU INC 	     SPON ADR REP A  056752108	2,649	   15,000   SH		SOLE		    15,000   0	      0
BIOMARIN
  PHARMACEUTICAL INC COMM STK	     09061G101	2,779	  225,000   SH		SOLE		   225,000   0	      0
BLUE COAT
  SYSTEMS INC	     COMM STK	     09534T508	4,149	  345,492   SH		SOLE		   345,492   0	      0
CELGENE CORP	     COMM STK	     151020104	3,330	   75,000   SH		SOLE		    75,000   0	      0
CITRIX SYS INC	     COMM STK	     177376100	3,736	  165,000   SH		SOLE		   165,000   0	      0
CONCUR
 TECHNOLOGIES INC    COMM STK	     206708109	3,070	  160,000   SH		SOLE		   160,000   0	      0
CTRIP COM INTL LTD   ADR	     22943F100	2,740	  100,000   SH		SOLE		   100,000   0	      0
GENOMIC HEALTH INC   COMM STK	     37244C101	4,267	  175,000   SH		SOLE		   175,000   0	      0
GILEAD SCIENCES INC  COMM STK	     375558103	3,474	   75,000   SH		SOLE		    75,000   0	      0
GOOGLE INC	     COMM STK	     38259P508	3,829	   11,000   SH		SOLE		    11,000   0	      0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	     45885A300	3,209	1,193,000   SH		SOLE		 1,193,000   0	      0
MAKO SURGICAL CORP   COMM STK	     560879108	2,316	  300,000   SH		SOLE		   300,000   0	      0
NEUSTAR INC	     CL A	     64126X201	3,518	  210,000   SH		SOLE	`	   210,000   0	      0
OMNITURE INC	     COMM STK	     68212S109	2,638	  200,000   SH		SOLE		   200,000   0	      0
PALM INC	     COMM STK	     696643105	2,148	  250,000   SH		SOLE		   250,000   0	      0
PALM INC	     CALL	     696643905	  750	    2,500	CALL	SOLE		     2,500   0	      0
QUALCOMM INC	     COMM STK	     747525103	3,891	  100,000   SH		SOLE		   100,000   0	      0
RESEARCH IN
  MOTION LTD	     COMM STK	     760975102	2,156	   50,000   SH		SOLE		    50,000   0	      0
SALESFORCE COM INC   COMM STK	     79466L302	2,455	   75,000   SH		SOLE		    75,000   0	      0
SOHU COM INC	     COMM STK	     83408W103	2,685	   65,000   SH		SOLE		    65,000   0	      0
SPDR TR	             PUT	     78462F953	2,214	    5,400   SH		SOLE		     5,400   0	      0
VISTAPRINT LIMITED   SHS	     G93762204	4,124	  150,000   SH		SOLE		   150,000   0	      0
YAHOO INC	     COMM STK	     984332106	2,562	  200,000   SH		SOLE		   200,000   0	      0

GRAND TOTAL				      $81,677
